INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

18.    INCOME TAXES

The relationship between the expected tax expense based on the combined federal and provincial income tax rate in Canada and the reported tax expense in the consolidated statement of comprehensive income can be reconciled as follows:

	For the years ended
	December 31,
	2019	2018	2017
		As restated Note 23	As restated Note 23
Loss before income taxes	$(35,102,222)	$(107,876,382)	$(21,149,640)
Statutory tax rate	27.00%	27.00%	26.00%
Recovery of income taxes based on the combined Canadian federal
and provincial statutory rates	(9,477,600)	(29,126,623)	(5,498,906)
Share-based remuneration	861,248	1,073,142	650,335
Effect of rate change	—	—	(2,344,122)
Effect of historical adjustments	—	(16,036)	(331,410)
Foreign exchange adjustment	—	—	(28,668)
Other permanent differences	190,096	20,930,238	(1,798,205)
Unrecognized deferred tax benefits	8,464,437	7,183,316	9,670,642
Difference in tax rates between foreign jurisdictions and Canada	(9,389)	63,056	164,762
Income tax expense	$28,793	$107,093	$484,428

The components of income tax expense are shown in the following table:

	For the years ended
	December 31,
	2019	2018	2017
Current tax	$28,793	$107,093	$484,428
Deferred tax	—	—	—
Income tax expense	$28,793	$107,093	$484,428

The Company has recorded no deferred tax assets in the consolidated statement of financial position. The unrecognized deferred tax assets include tax losses, research and development pools and differences between the carrying amount and the tax basis of the following items:

	For the years ended
	December 31,
Deferred tax assets	2019	2018	2017
Investment tax credits	$1,951,937	$2,525,545	$3,108,576
Capital assets	118,033	182,385	500,445
Share issue expenses	1,094,158	1,198,653	1,774,820
Non-capital loss carry forwards	73,415,224	65,556,024	56,627,473
Foreign exchange	—	5,453	5,500
Research and development expenditures	—	—	265,260
Deferred compensation	32,342	22,232	31,387
	$76,611,694	$69,490,292	$62,313,461
Tax attributes not Recognized	$(76,611,694)	$(69,490,292)	$(62,313,461)

The Company has loss carry forward balances for income tax purposes of approximately $265,133,097 that are available to reduce taxable income in Canada in the future periods, if any, expiring at various times through to the year 2039. The Company also has investment tax credits of approximately $2,416,825 available to reduce income taxes in the future periods, expiring at various times through to the year 2039.